Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Net Funded Status
The following table reconciles the Company's funded status, both domestic and foreign, as of the periods indicated (in millions):

	2022		2021
	U.S.	Foreign	U.S.	Foreign
Change in projected benefit obligation:
Benefit obligation as of January 1	$1,225	$173	$1,331	$218
Service cost	14	4	14	6
Interest cost	28	17	24	15
Plan amendments	—	—	8	—
Plan curtailments	—	—	—	(23)
Plan settlements	—	—	—	(1)
Benefits paid	(65)	(13)	(101)	(10)
Divestitures	—	(1)	—	—
Actuarial (gain) loss	(288)	(11)	(51)	(16)
Effect of foreign currency exchange rate changes	—	8	—	(16)
Benefit obligation as of December 31	$914	$177	$1,225	$173
Change in plan assets:
Fair value of plan assets as of January 1	$1,218	$106	$1,249	$112
Actual return on plan assets	(250)	7	60	9
Employer contributions	8	5	10	4
Plan settlements	—	—	—	(1)
Benefits paid	(65)	(13)	(101)	(10)
Effect of foreign currency exchange rate changes	—	9	—	(8)
Fair value of plan assets as of December 31	$911	$114	$1,218	$106
Reconciliation of funded status:
Funded status as of December 31	$(3)	$(63)	$(7)	$(67)

Schedule of Amounts Recognized in Balance Sheet
The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to the funded status of the DB Plans, both domestic and foreign, as of the periods indicated (in millions):

December 31,	2022		2021
Amounts Recognized on the Consolidated Balance Sheets	U.S.	Foreign	U.S.	Foreign
Noncurrent assets	$34	$7	$49	$7
Accrued benefit liability—current	—	(8)	—	(7)
Accrued benefit liability—noncurrent	(37)	(62)	(56)	(67)
Net amount recognized at end of year	$(3)	$(63)	$(7)	$(67)

Schedule of Accumulated and Projected Benefit Obligations
The following table summarizes the Company's U.S. and foreign accumulated benefit obligation as of the periods indicated (in millions):

December 31,	2022		2021
	U.S.	Foreign	U.S.	Foreign
Accumulated benefit obligation	$900	$170	$1,199	$165
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$340	$169	$458	$165
Accumulated benefit obligation	333	163	442	159
Fair value of plan assets	304	98	402	91
Information for pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$340	$169	$458	$165
Fair value of plan assets	304	98	402	91

Schedule of Assumptions Used
The following table summarizes the significant weighted average assumptions used in the calculation of benefit obligation and net periodic benefit cost, both domestic and foreign, as of the periods indicated:

December 31,		2022			2021
		U.S.	Foreign		U.S.	Foreign
Benefit Obligation:	Discount rate	5.41%	13.23%		2.82%	10.45%
	Rate of compensation increase	2.75%	11.06%		2.75%	7.76%
Periodic Benefit Cost:	Discount rate	2.82%	10.45%	(1)	2.45%	7.53%	(1)
	Expected long-term rate of return on plan assets	4.50%	6.36%		4.91%	8.02%
	Rate of compensation increase	2.75%	7.76%		2.75%	5.69%
_____________________________
(1)Includes an inflation factor that is used to calculate future periodic benefit cost, but is not used to calculate the benefit obligation.

Impact Of One Percent Change In Assumptions	The impact on pension expense from a one percentage point change in these assumptions is shown in the following table (in millions):

Increase of 1% in the discount rate	$(1)
Decrease of 1% in the discount rate	4
Increase of 1% in the long-term rate of return on plan assets	(13)
Decrease of 1% in the long-term rate of return on plan assets	13

Schedule of Net Benefit Costs
The following table summarizes the components of the net periodic benefit cost, both domestic and foreign, for the years indicated (in millions):

December 31,	2022		2021		2020
Components of Net Periodic Benefit Cost:	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
Service cost	$14	$4	$14	$6	$12	$6
Interest cost	28	17	24	15	35	14
Expected return on plan assets	(53)	(7)	(59)	(8)	(58)	(7)
Amortization of prior service cost	4	—	4	—	5	—
Amortization of net loss	8	1	15	3	14	2
Curtailment (gain) loss recognized	—	—	—	(17)	—	—
Total pension cost	$1	$15	$(2)	$(1)	$8	$15

Schedule of Net Periodic Benefit Cost Not yet Recognized
The following table summarizes the amounts reflected in AOCL, including AOCL attributable to noncontrolling interests, on the Consolidated Balance Sheet as of December 31, 2022, that have not yet been recognized as components of net periodic benefit cost (in millions):

December 31, 2022	Accumulated Other Comprehensive Income (Loss)
	U.S.	Foreign
Prior service cost	$(3)	$3
Unrecognized net actuarial loss	(20)	(27)
Total	$(23)	$(24)

Target / Actual Allocation Of Pension Plan Asset
The following table summarizes the Company's target allocation for 2022 and pension plan asset allocation, both domestic and foreign, as of the periods indicated:

			Percentage of Plan Assets as of December 31,
	Target Allocations		2022		2021
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
Equity securities	22%	12%	22.17%	3.53%	31.26%	14.76%
Debt securities	78%	82%	77.28%	92.14%	68.37%	82.40%
Real estate	—%	2%	—%	1.09%	—%	1.11%
Other	—%	4%	0.55%	3.24%	0.37%	1.73%
Total pension assets			100.00%	100.00%	100.00%	100.00%

Schedule of Allocation of Plan Assets
The asset allocation is reviewed periodically to determine a suitable asset allocation which seeks to manage risk through portfolio diversification and takes into account the above-stated objectives, in conjunction with current funding levels, cash flow conditions, and economic and industry trends. The following table summarizes the Company's U.S. DB Plan assets by category of investment and level within the fair value hierarchy as of the periods indicated (in millions):

	December 31, 2022				December 31, 2021
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities: (1)	$—	$202	$—	$202	$—	$381	$—	$381
Debt securities: (1)	—	704	—	704	—	833	—	833
Cash and cash equivalents	5	—	—	5	4	—	—	4
Total plan assets	$5	$906	$—	$911	$4	$1,214	$—	$1,218
_____________________________
(1)For the U.S. plans, the balances under the equity securities and debt securities categories represent investments through common collective trusts, for which the underlying investments are equity and debt securities.

Fair Value Of Plan Assets By Category / Level (Foreign)
The investment strategy of the foreign DB Plans seeks to maximize return on investment while minimizing risk. The assumed asset allocation has less exposure to equities in order to closely match market conditions and near term forecasts. The following table summarizes the Company's foreign DB plan assets by category of investment and level within the fair value hierarchy as of the periods indicated (in millions):

		December 31, 2022				December 31, 2021
Foreign Plans		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities:	Mutual funds	$—	$3	$—	$3	$15	$—	$—	$15
	Private equity	—	—	1	1	—	—	1	1
Debt securities:	Mutual funds (1)	35	70	—	105	18	69	—	87
Real estate:	Real estate	—	—	1	1	—	—	1	1
Other:	Other assets	1	2	1	4	1	—	1	2
	Total plan assets	$36	$75	$3	$114	$34	$69	$3	$106
_____________________________
(1)Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes the estimated cash flows for U.S. and foreign expected employer contributions and expected future benefit payments, both domestic and foreign (in millions):

	U.S.	Foreign
Expected employer contribution in 2023	$8	$10
Expected benefit payments for fiscal year ending:
2023	68	18
2024	69	16
2025	69	17
2026	69	19
2027	69	21
2028 - 2032	342	125

Scheduled Cash Flows For Employer Contributions And Expected Future Benefit Payments
The following table summarizes the estimated cash flows for U.S. and foreign expected employer contributions and expected future benefit payments, both domestic and foreign (in millions):

	U.S.	Foreign
Expected employer contribution in 2023	$8	$10
Expected benefit payments for fiscal year ending:
2023	68	18
2024	69	16
2025	69	17
2026	69	19
2027	69	21
2028 - 2032	342	125